Expense Example, No Redemption (Vanguard International Value Fund Participant)	Vanguard International Value Fund Vanguard International Value Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	141
5 YEAR	246
10 YEAR	555